Supplement dated May 9, 1997
                            to the following Prospectuses:


Flag Investors Telephone Income Fund, Inc. (Class A and Class B)
     dated May 1, 1997
Flag Investors International Fund, Inc.  (Class A) dated March 1, 1997
Flag Investors Emerging Growth Fund, Inc. (Class A and Class B)
     dated March 1, 1997
Flag Investors Total Return U.S. Treasury Fund Shares (Class A and Class B)
     dated March 1, 1997
Flag Investors Managed Municipal Fund Class A Shares dated March 1, 1997
Flag Investors Short-Intermediate Income Fund, Inc. (Class A) dated May 1, 1997 Flag Investors Value Builder Fund, Inc. (Class A and Class B)
     dated August 1, 1996
Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc. (Class A)
     dated August 1, 1996
Flag Investors Real Estate Securities Fund, Inc. (Class A and Class B)
     dated May 1, 1997
Flag Investors Equity Partners Fund, Inc. (Class A and Class B)
     dated October 1, 1996
Flag Investors Cash Reserve Prime Shares (Class A and Class B) dated August 1, 1996


  Each of the above prospectuses is hereby amended and supplemented as follows:

       Alex. Brown Incorporated ("Alex. Brown") has entered into an Agreement and Plan of Merger with Bankers Trust New York Corporation ("Bankers Trust"), dated as of April 6, 1997, under which Alex. Brown would merge with and into a subsidiary of Bankers Trust (the "Merger"). Bankers Trust is a registered bank holding company subject to the Bank Holding Company Act of 1956, as amended ("BHCA"), and the rules and regulations thereunder. The Board of Governors of the Federal Reserve System has promulgated rules and regulations pursuant to its authority under the BHCA (and taking into consideration certain provisions of the National Banking Act of 1933 generally referred to as the Glass-Steagall Act) that govern the relationship between bank holding company affiliates and mutual funds, such as the Fund. After the Merger, Alex. Brown and its affiliates would be permitted under the BHCA to continue to provide investment advisory services to the Fund, as well as services to Fund shareholders who are Alex. Brown customers. However, depending on the nature and extent of any regulatory relief granted in connection with the Merger, individuals affiliated with Alex. Brown might not be able to serve as officers and directors of the Fund and the Fund will likely have to engage an independent distributor. Alex. Brown does not believe such changes, if necessary, would substantially affect the operation of the Fund or the services received by shareholders.

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Prs Sup BT

                    Supplement dated May 9, 1997
        to the following Institutional Shares Prospectuses:


Flag Investors Emerging Growth Fund, Inc. dated March 1, 1997
Flag Investors Short-Intermediate Income Fund, Inc. dated May 1, 1997 Flag Investors Value Builder Fund, Inc. dated August 1, 1996
Flag Investors Maryland Intermediate Tax-Free Income Fund, Inc.
     dated August 1, 1996
Flag Investors Real Estate Securities Fund, Inc. dated May 1, 1997 Flag Investors Equity Partners Fund, Inc. dated October 1, 1996


     Each of the above prospectuses is hereby amended and
                     supplemented as follows:

     Alex. Brown Incorporated ("Alex. Brown") has entered into an Agreement and Plan of Merger with Bankers Trust New York Corporation ("Bankers Trust"), dated as of April 6, 1997, under which Alex. Brown would merge with and into a subsidiary of Bankers Trust (the "Merger"). Bankers Trust is a registered bank holding company subject to the Bank Holding Company Act of 1956, as amended ("BHCA"), and the rules and regulations thereunder. The Board of Governors of the Federal Reserve System has promulgated rules and regulations pursuant to its authority under the BHCA (and taking into consideration certain provisions of the National Banking Act of 1933 generally referred to as the Glass-Steagall Act) that govern the relationship between bank holding company affiliates and mutual funds, such as the Fund. After the Merger, Alex. Brown and its affiliates would be permitted under the BHCA to continue to provide investment advisory services to the Fund, as well as services to Fund shareholders who are Alex. Brown customers. However, depending on the nature and extent of any regulatory relief granted in connection with the Merger, individuals affiliated with Alex. Brown might not be able to serve as officers and directors of the Fund and the Fund will likely have to engage an independent distributor. Alex. Brown does not believe such changes, if necessary, would substantially affect the operation of the Fund or the services received by shareholders.




        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.








                    Supplement dated May 9, 1997
                   to the following Prospectuses:


    Alex. Brown Capital Advisory & Trust Emerging Growth Shares
       (A Class of Flag Investors Emerging Growth Fund, Inc.)
                        dated March 1, 1997
                                and
Alex. Brown Capital Advisory & Trust Maryland Intermediate Tax-Free
                           Income Shares
  (A Class of Flag Investors Maryland Intermediate Tax-Free Income
                            Fund, Inc.)
                       dated January 10, 1997



     Each of the above prospectuses is hereby amended and
                      supplemented as follows:

     Alex. Brown Incorporated ("Alex. Brown") has entered into an Agreement and Plan of Merger with Bankers Trust New York Corporation ("Bankers Trust"), dated as of April 6, 1997, under which Alex. Brown would merge with and into a subsidiary of Bankers Trust (the "Merger"). Bankers Trust is a registered bank holding company subject to the Bank Holding Company Act of 1956, as amended ("BHCA"), and the rules and regulations thereunder. The Board of Governors of the Federal Reserve System has promulgated rules and regulations pursuant to its authority under the BHCA (and taking into consideration certain provisions of the National Banking Act of 1933 generally referred to as the Glass-Steagall Act) that govern the relationship between bank holding company affiliates and mutual funds, such as the Fund. After the Merger, Alex. Brown and its affiliates would be permitted under the BHCA to continue to provide investment advisory services to the Fund, as well as services to Fund shareholders who are Alex. Brown customers. However, depending on the nature and extent of any regulatory relief granted in connection with the Merger, individuals affiliated with Alex. Brown might not be able to serve as officers and directors of the Fund and the Fund will likely have to engage an independent distributor. Alex. Brown does not believe such changes, if necessary, would substantially affect the operation of the Fund or the services received by shareholders.




        PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.




